Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	308,405,276.11	21,156
Yield Supplement Overcollateralization Amount 08/31/23	8,617,414.36	0
Receivables Balance 08/31/23	317,022,690.47	21,156
Principal Payments	13,688,741.56	287
Defaulted Receivables	264,155.87	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	7,966,167.29	0
Pool Balance at 09/30/23	295,103,625.75	20,853

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.18%
Prepayment ABS Speed	0.96%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,829,961.89	251
Past Due 61-90 days	1,316,665.69	65
Past Due 91-120 days	210,223.00	12
Past Due 121+ days	0.00	0
Total	6,356,850.58	328

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.10%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	233,880.64
Aggregate Net Losses/(Gains) - September 2023	30,275.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.11%
Prior Net Losses/(Gains) Ratio	0.16%
Second Prior Net Losses/(Gains) Ratio	0.01%
Third Prior Net Losses/(Gains) Ratio	-0.06%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.56%
Weighted Average Contract Rate, Yield Adjusted	5.74%
Weighted Average Remaining Term	32.23

Flow of Funds	$ Amount
Collections	14,860,366.13
Investment Earnings on Cash Accounts	26,131.23
Servicing Fee	(264,185.58)
Transfer to Collection Account	0.00
Available Funds	14,622,311.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	78,340.66
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	7,797,018.20
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,212,452.43

Total Distributions of Available Funds	14,622,311.78

Servicing Fee	264,185.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	302,900,643.95
Principal Paid	13,301,650.36
Note Balance @ 10/16/23	289,598,993.59

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-3
Note Balance @ 09/15/23	153,330,643.95
Principal Paid	13,301,650.36
Note Balance @ 10/16/23	140,028,993.59
Note Factor @ 10/16/23	35.8497167%

Class A-4
Note Balance @ 09/15/23	100,020,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	100,020,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	33,030,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	33,030,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	16,520,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	16,520,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	108,208.99
Total Principal Paid	13,301,650.36
Total Paid	13,409,859.35

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	38,332.66
Principal Paid	13,301,650.36
Total Paid to A-3 Holders	13,339,983.02

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0985357
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1125603
Total Distribution Amount	12.2110960

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0981379
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.0544044
Total A-3 Distribution Amount	34.1525423

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	586.17
Noteholders' Principal Distributable Amount	413.83

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	5,504,632.16
Investment Earnings	23,798.90
Investment Earnings Paid	(23,798.90)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,933,879.05	$1,826,952.96	$1,903,653.26
Number of Extensions	96	97	99
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.55%	0.55%